Employee Benefits Plan - Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [Line Items]
Beginning of period	$ 267	$ 470
Interest income	(10)	(12)
Administration fees disbursements	(8)	(8)
Exchange differences	24	0
End of period	478	267
Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	3,790	3,867
Interest income	92	87
Return on plan assets excluding amounts included in interest income	(1,244)	43
Contributions by employer	32	38
Contributions by employees	4	4
Benefits paid	(221)	(234)
Administration fees disbursements	(7)	(6)
Exchange differences	(146)	(9)
Other	37
End of period	2,337	3,790
Funded Plans [member]
Disclosure of fair value of plan assets [Line Items]
Interest income		(3)
Administration fees disbursements	(7)	(7)
Funded Plans [member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	3,790	3,867
Interest income	92	87
Return on plan assets excluding amounts included in interest income	(1,244)	43
Contributions by employer	4	4
Contributions by employees	2	2
Benefits paid	(191)	(198)
Administration fees disbursements	(7)	(6)
Exchange differences	(146)	(9)
Other	37
End of period	2,337	3,790
Unfunded Plans [Member]
Disclosure of fair value of plan assets [Line Items]
Interest income	(8)	(8)
Administration fees disbursements	(1)	(1)
Unfunded Plans [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	22	27
Benefits paid	(22)	(27)
Other Post Employment Benefits [Member]
Disclosure of fair value of plan assets [Line Items]
Beginning of period	96	98
Interest income	(2)	(1)
Exchange differences	(1)	(1)
End of period	81	96
Other Post Employment Benefits [Member] | Fair Value of Plan Assets [Member]
Disclosure of fair value of plan assets [Line Items]
Contributions by employer	6	7
Contributions by employees	2	2
Benefits paid	$ (8)	$ (9)